Average Annual Total Returns	12 Months Ended	60 Months Ended	70 Months Ended	120 Months Ended	124 Months Ended	335 Months Ended	429 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
S&P Total Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%		14.22%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	21.77% [1]	14.82%
S&P Completion Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.32%	6.06%		10.89%
T. Rowe Price Equity Index 500 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	17.65%	14.21%		14.59%
Performance Inception Date							Mar. 30, 1990
T. Rowe Price Equity Index 500 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.99%	13.76%		14.06%
T. Rowe Price Equity Index 500 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.89%	11.34%		12.14%
T. Rowe Price Equity Index 500 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	17.81%	14.37%		14.75%
Performance Inception Date					Aug. 28, 2015
T. Rowe Price Equity Index 500 Fund - Z Class
Prospectus [Line Items]
Average Annual Return, Percent	17.87%	14.42%	21.77%
Performance Inception Date			Mar. 16, 2020
T. Rowe Price Extended Equity Market Index Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.21%	6.21%		10.81%
Performance Inception Date						Jan. 30, 1998
T. Rowe Price Extended Equity Market Index Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.16%	4.43%		9.19%
T. Rowe Price Extended Equity Market Index Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	4.57%		8.50%
T. Rowe Price Total Equity Market Index Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.10%	13.00%		14.00%
Performance Inception Date						Jan. 30, 1998
T. Rowe Price Total Equity Market Index Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.51%	12.55%		13.50%
T. Rowe Price Total Equity Market Index Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.53%	10.34%		11.64%

[1]	Return since 3/16/20.